Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes MDT Series
Entity Central Index Key	0001363526
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000035043
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QAACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$57	1.04%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.04%
AssetsNet	$ 1,513,127,332
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,513,127,332 Number of Investments176 Portfolio Turnover25%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Material Fund Change [Text Block]
C000035044
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$98	1.80%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.80%
AssetsNet	$ 1,513,127,332
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,513,127,332 Number of Investments176 Portfolio Turnover25%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Material Fund Change [Text Block]
C000035045
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QIACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
AssetsNet	$ 1,513,127,332
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,513,127,332 Number of Investments176 Portfolio Turnover25%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Material Fund Change [Text Block]
C000043497
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT All Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QKACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$40	0.73%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.73%
AssetsNet	$ 1,513,127,332
Holdings Count | Holding	176
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,513,127,332 Number of Investments176 Portfolio Turnover25%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.0%
Real Estate	1.3%
Energy	2.3%
Materials	2.7%
Consumer Staples	6.0%
Industrials	9.7%
Communication Services	10.0%
Consumer Discretionary	10.9%
Health Care	11.5%
Financials	15.2%
Information Technology	26.9%

Material Fund Change [Text Block]
C000035055
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class A Shares
Trading Symbol	QABGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
AssetsNet	$ 250,176,155
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$250,176,155 Number of Investments475 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Material Fund Change [Text Block]
C000035056
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class C Shares
Trading Symbol	QCBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$108	2.07%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.07%
AssetsNet	$ 250,176,155
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$250,176,155 Number of Investments475 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Material Fund Change [Text Block]
C000035057
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Institutional Shares
Trading Symbol	QIBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	1.06%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%
AssetsNet	$ 250,176,155
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$250,176,155 Number of Investments475 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Material Fund Change [Text Block]
C000043498
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Balanced Fund
Class Name	Class R6 Shares
Trading Symbol	QKBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$53	1.01%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%
AssetsNet	$ 250,176,155
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$250,176,155 Number of Investments475 Portfolio Turnover35%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Bank Loan Core Fund	1.0%
Collaterized Mortgage Obligations	1.2%
Project and Trade Finance Core Fund	2.2%
Asset-Backed Securities	2.7%
Cash Equivalents	3.4%
U.S. Treasury Securities	4.9%
International Equity Securities (Including International Exchange-Traded Funds)	8.1%
Mortgage Core Fund	8.9%
Corporate Bonds	9.3%
Domestic Equity Securities	55.8%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	1.0%
Energy	2.2%
Materials	3.1%
Real Estate	4.4%
Consumer Staples	5.9%
Industrials	9.7%
Communication Services	10.1%
Consumer Discretionary	10.5%
Health Care	11.5%
Financials	14.8%
Information Technology	26.8%

Material Fund Change [Text Block]
C000035049
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QALGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$54	0.99%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.99%
AssetsNet	$ 2,327,977,692
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,327,977,692 Number of Investments101 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Material Fund Change [Text Block]
C000035050
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$95	1.74%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.74%
AssetsNet	$ 2,327,977,692
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,327,977,692 Number of Investments101 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Material Fund Change [Text Block]
C000035051
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.74%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.74%
AssetsNet	$ 2,327,977,692
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,327,977,692 Number of Investments101 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Material Fund Change [Text Block]
C000250224
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Large Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QRLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$39	0.71%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%
AssetsNet	$ 2,327,977,692
Holdings Count | Holding	101
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,327,977,692 Number of Investments101 Portfolio Turnover21%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.1%
Materials	0.3%
Industrials	3.9%
Consumer Staples	4.2%
Financials	6.7%
Health Care	7.6%
Communication Services	14.8%
Consumer Discretionary	15.0%
Information Technology	45.0%

Material Fund Change [Text Block]
C000035058
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class A Shares
Trading Symbol	QASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
AssetsNet	$ 1,452,901,282
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,452,901,282 Number of Investments299 Portfolio Turnover31%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Material Fund Change [Text Block]
C000035059
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class C Shares
Trading Symbol	QCSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
AssetsNet	$ 1,452,901,282
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,452,901,282 Number of Investments299 Portfolio Turnover31%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Material Fund Change [Text Block]
C000035060
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Institutional Shares
Trading Symbol	QISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 1,452,901,282
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,452,901,282 Number of Investments299 Portfolio Turnover31%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Material Fund Change [Text Block]
C000170839
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Core Fund
Class Name	Class R6 Shares
Trading Symbol	QLSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 1,452,901,282
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,452,901,282 Number of Investments299 Portfolio Turnover31%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	1.3%
Communication Services	2.1%
Consumer Staples	3.9%
Energy	4.1%
Materials	4.6%
Real Estate	5.9%
Consumer Discretionary	9.4%
Information Technology	14.2%
Industrials	16.5%
Health Care	17.2%
Financials	19.2%

Material Fund Change [Text Block]
C000035061
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class A Shares
Trading Symbol	QASGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$59	1.13%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.13%
AssetsNet	$ 517,010,109
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$517,010,109 Number of Investments252 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Material Fund Change [Text Block]
C000035062
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class C Shares
Trading Symbol	QCSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$102	1.97%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.97%
AssetsNet	$ 517,010,109
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$517,010,109 Number of Investments252 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Material Fund Change [Text Block]
C000035063
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	QISGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
AssetsNet	$ 517,010,109
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$517,010,109 Number of Investments252 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Material Fund Change [Text Block]
C000170840
Shareholder Report [Line Items]
Fund Name	Federated Hermes MDT Small Cap Growth Fund
Class Name	Class R6 Shares
Trading Symbol	QLSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$45	0.87%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%
AssetsNet	$ 517,010,109
Holdings Count | Holding	252
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$517,010,109 Number of Investments252 Portfolio Turnover35%
Holdings [Text Block]

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.2%
Real Estate	1.7%
Communication Services	2.1%
Energy	2.2%
Materials	3.1%
Consumer Staples	4.6%
Financials	9.1%
Consumer Discretionary	10.6%
Information Technology	20.5%
Industrials	20.9%
Health Care	23.1%

Material Fund Change [Text Block]